LONG-TERM INVESTMENTS - Components of Long Term Investments (Details)			1 Months Ended								12 Months Ended
	Apr. 04, 2026 USD ($)	Apr. 04, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at measurement alternative			$ 2,672,950								$ 2,672,950	$ 2,560,822
Equity investment accounted for using the equity method			2,144,971								2,144,971	4,015,866
long-term investments			4,817,921								4,817,921	6,576,688
Cash consideration for equity investment without readily determinable fair value						$ 564,900		$ 832,219
Impairment against equity investment without readily determinable fair value											2,466,065	0	$ 128,204
Share of equity loss											474,689	(86,405)	(9,214)
Beijing Qucheng
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at measurement alternative			1,242,969								1,242,969	1,190,828
Equity investment without readily determinable fair value, percent						12.00%	12.00%
Impairment against equity investment without readily determinable fair value											0	0	$ 128,204
Xinrong Fanxing
LONG-TERM INVESTMENTS
Equity interests									10.00%	10.00%
Cash consideration for equity method investment									$ 1,550,195	¥ 10,000,000
Xinrong Fanxing
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at measurement alternative			$ 1,429,981								$ 1,429,981	$ 1,369,994
Shanxingzhe
LONG-TERM INVESTMENTS
Equity interests			42.8571%	42.85%	42.85%						42.8571%
Cash consideration for equity method investment				$ 4,236,750	¥ 30,000,000
Temporary impairment			$ 2,466,065
Purchaser for cash consideration			$ 2,144,971
Shanxingzhe | Subsequent event
LONG-TERM INVESTMENTS
Purchaser for cash consideration	$ 2,144,971	¥ 15,000,000
Percentage of ownership sold	42.8571%	42.8571%
Qucheng
LONG-TERM INVESTMENTS
Cash consideration for equity investment without readily determinable fair value						$ 1,397,119	¥ 9,600,000